Structured entities	12 Months Ended
Dec. 31, 2020
Structured entities
Structured entities

23 Structured entities

A structured entity (SE) is an entity that has been designed such that voting or similar rights are not the dominant factor in deciding who controls the entity, for example, when any voting rights relate to administrative tasks only and the relevant activities are directed by means of contractual arrangements. SEs are usually established for a specific, limited purpose. They do not carry out a business or trade and typically have no employees. They take a variety of legal forms - trusts, partnerships and companies - and fulfil many different functions. As well as being a key element of securitisations, SEs are also used in fund management activities in order to segregate custodial duties from the provision of fund management advice.

Consolidated structured entities

Securitisations

In a securitisation, assets, or interests in a pool of assets, are transferred generally to an SE which then issues liabilities to third party investors. The majority of securitisations are supported through liquidity facilities or other credit enhancements. NatWest Group arranges securitisations to facilitate client transactions and undertakes own asset securitisations to sell or to fund portfolios of financial assets. NatWest Group also acts as an underwriter and depositor in securitisation transactions in both client and proprietary transactions.

NatWest Group involvement in client securitisations takes a number of forms. It may: sponsor or administer a securitisation programme; provide liquidity facilities or programme-wide credit enhancement; and purchase securities issued by the vehicle.

Other credit risk transfer securitisations

NatWest Group also transfers credit risk on originated loans and mortgages without the transfer of assets to an SE. As part of this, NatWest Group enters into credit derivative and financial guarantee contracts with consolidated SEs. At 31 December 2020, debt securities in issue by such SEs (and held by third parties) were £772 million (2019 - £673 million). The associated loans and mortgages at 31 December 2020 were £10,027 million (2019 - £9,001 million). At 31 December, ECL in relation to non-defaulted assets was reduced by £183 million (2019 - £29 million) as a result of financial guarantee contracts with consolidated SEs.

Covered debt programme

Group companies have assigned loans to customers and debt investments to bankruptcy remote limited liability partnerships to provide security for issues of debt securities. NatWest Group retains all of the risks and rewards of these assets and continues to recognise them. The partnerships are consolidated by NatWest Group and the related covered bonds included within other financial liabilities. At 31 December 2020, £10,758 million (2019 - £9,630 million) of loans to customers and £318 million (2019 - £280 million) of debt investments provided security for debt securities in issue and other borrowing of £4,105 million (2019 - £7,241 million).

Lending of own issued securities

NatWest Group  has issued, retained, and lent debt securities under securities lending arrangements. Under standard terms in the UK and US markets, the recipient has an unrestricted right to sell or repledge collateral, subject to returning equivalent securities on maturity of the transaction. NatWest Group retains all of the risks and rewards of own issued liabilities lent under such arrangements and does not recognise them.  At 31 December 2020, £1,893 million secured and nil unsecured (2019 - £1,704 million secured, £424 million unsecured) of own issued liabilities have been retained and lent under securities lending arrangements. At 31 December 2020, £2,029 million (2019 - £1,745 million) of loans and other debt instruments provided security for secured own issued liabilities that have been retained and lent under securities lending arrangements.

Unconsolidated structured entities

NatWest Group's interest in unconsolidated structured entities is analysed below.

	2020			2019
	Asset backed	Investment		Asset backed	Investment
	securitisation	funds		securitisation	funds
	vehicles	and other	Total	vehicles	and other	Total
	£m	£m	£m	£m	£m	£m
Trading assets and derivatives
Trading assets	319	46	365	760	52	812
Derivative assets	441	16	457	196	24	220
Derivative liabilities	(319)	(21)	(340)	(154)	(4)	(158)
Total	441	41	482	802	72	874

Non trading assets
Loans to customers	1,400	497	1,897	1,544	636	2,180
Other financial assets	3,892	170	4,062	5,373	107	5,480
Total	5,292	667	5,959	6,917	743	7,660

Liquidity facilities/loan commitments	1,482	204	1,686	1,619	297	1,916

Maximum exposure	7,215	912	8,127	9,338	1,112	10,450